Definition of Terms in Fund Name	Jul. 28, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks to provide current monthly income, with capital appreciation as a secondary objective, by investing in a diversified portfolio consisting of ETFs.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The portfolio consists of ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, and seeks income and total return primarily from non-traditional fixed income sources. Non-traditional fixed income sources are sources that are divergent in one or more ways from conventional practice in the broader bond-fund universe. Non-traditional fixed income sources seek to avoid losses and produce returns uncorrelated with the performance of the overall bond market. The ETFs included in the portfolio have been selected by the First Trust Advisors Model Investment Committee (the “Committee”) to primarily have exposure to different non-traditional fixed income asset types, including mortgage-backed securities, high-yield bonds, senior loans, ultra-short maturity bonds (bonds with a maturity of less than one year), and exposure to non-U.S. markets (including, but not limited to, investments in foreign sovereign debt and/or debt securities issued by foreign corporations). The Trust also invests in traditional fixed income asset types, including investment grade corporate bonds and U.S. Treasury Obligations. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

The Committee selected the ETFs through a dynamic approach based on the below factors and the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000 and at least six months of trading history). The following factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each fixed income asset type that aids the Committee in determining ETF allocations for the Trust’s portfolio. Based on this holistic review, the Committee selects the ETFs that it believes have the best potential to achieve the Trust’s investment objectives.

•	Interest Rate Outlook/Duration. The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The duration of the portfolio as of the Initial Date of Deposit is approximately 5.0 years.
•	Asset Type Valuation. Asset type valuation is a determination of the attractiveness of a fixed income asset type on the basis of valuation. The Committee evaluates the relative value offered by different fixed income assets by analyzing yields (prioritizing ETFs with higher yields, i.e., the expected amount of income from a security relative to the market price of the security), spread (yield of one fixed income asset type to the yield of another fixed income asset type), credit fundamentals (metrics impacting overall credit risk for a fixed income asset type, including rate of default and trends in earnings), credit quality (limiting the maximum weight of high-yield credit to 60% of Trust assets) and supply and demand trends across the fixed income asset types (including new issue supply and maturity of the underlying securities). The Trust has no criteria relating to maturity.
•	Asset Type Fundamentals. Asset type fundamentals are metrics that impact a particular fixed income asset type, such as underlying leverage of issuers, default rates of issuers (prioritizing ETFs that hold securities with lower rates of default), earnings and debt levels of issuers and interest coverage of issuers. The fundamentals are closely monitored and evaluated for trends that inform the Committee if risk is improving or deteriorating in the asset type.

The factors above are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each fixed-income asset type that aids the Committee in determining the allocations.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best-suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to covenant-lite loans and limited duration bonds through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.